DEBT (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt
The Company’s outstanding debt balance under the Amended 2020 Loan Agreement consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands).

	AS OF	AS OF
	MARCH 31, 2024	DECEMBER 31, 2023
Term A	$10,900	$10,900
Term B	21,800	21,800
Term C	43,600	43,600
Term D	43,600	43,600
Term E	32,700	32,700
Term F	32,700	32,700
Term G	32,700	32,700
Less: debt discount	(9,790)	(11,032)
Total debt	208,210	206,968
Less: Current portion, including debt discount	(3,632)	—
Long-term debt, including debt discount and final payment fee	$204,578	$206,968
The Company’s outstanding debt balance under the Amended 2020 Loan Agreement consisted of the following as of December 31, 2023 and December 31, 2022 (in thousands).

	AS OF DECEMBER 31,
	2023	2022
Term A	$10,900	$10,900
Term B	21,800	21,800
Term C	43,600	43,600
Term D	43,600	43,600
Term E	32,700	32,700
Term F	32,700	32,700
Term G	32,700	32,700
Less: debt discount	(11,032)	(15,931)
Long-term debt, including debt discount and final payment fee	$206,968	$202,069

Schedule of Maturities of Long-term Debt	Future principal payments and final fee payments will be made as follows (in thousands):

AS OF
MARCH 31, 2024
2025	$86,956
2026	104,348
2027	26,696
Total future minimum payments	218,000
Less: unamortized debt discount	(9,790)
Total debt	$208,210
Future principal payments and final fee payments will be made as follows (in thousands):

AS OF DECEMBER 31, 2023
2025	$86,956
2026	104,348
2027	26,696
Total future minimum payments	218,000
Less: unamortized debt discount	(11,032)
Total debt	$206,968